(2) Significant Accounting Policies: Geographical Information: Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	Three Months Ended June 30,		Nine Months Ended June 30,
	2013	2012	2013	2012
United States of America	$1,887,630	$1,812,588	$5,427,973	$5,674,412
Latin American Countries	-	283,045	5,252,960	2,167,938
Caribbean Countries and Commonwealths	778,450	891,335	2,348,245	2,241,591
Other Foreign Countries	19,134	12,738	52,432	32,669
Total	$2,685,214	$2,999,706	$13,081,610	$10,116,610

Scenario, Previously Reported
Tables/Schedules
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

	Fiscal Years Ended
	September 30,
	2012	2011
United States of America	$ 14,075,140	$ 14,499,613
Latin American Countries	2,450,984	2,533,483
Caribbean Countries and Commonwealths	3,217,651	912,504
Other Foreign Countries	47,717	16,203
Total	$ 19,791,492	$ 17,961,803